Employee Benefit Plans - Pension Plan Participation and Contribution Summary (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Multiemployer Plans [Line Items]
Contributions		$ 33	$ 32	$ 46
Southern Nevada Culinary and Bartenders Pension Plan [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number	[1]	886016617
Pension Plan Number	[1]	001
Pension Protection Act Zone Status	[1],[2]	Green	Green
FIP/RP Status Pending/Implemented	[1],[3]	No
Contributions	[1]	$ 16	$ 16	$ 18
Surcharge Imposed		No
Multiemployer Plans, Period Contributions, Significance of Contributions			true	true
Pension Plan of the UNITE HERE National Retirement Fund [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number	[4]	136130178
Pension Plan Number	[4]	001
Pension Protection Act Zone Status	[1],[2],[4]	Red	Red
FIP/RP Status Pending/Implemented	[3],[4]	Implemented
Contributions	[1],[4]	$ 5	$ 6	$ 14
Surcharge Imposed		No
Multiemployer Plans, Period Contributions, Significance of Contributions			true	true
Local 68 Engineers Union Pension Plan2 [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number	[1],[5]	510176618
Pension Plan Number	[1],[5]	001
Pension Protection Act Zone Status	[1],[2],[5]	Yellow	Green
FIP/RP Status Pending/Implemented	[1],[3],[5]	Pending
Contributions	[1],[5]	$ 0	$ 0	$ 1
Surcharge Imposed		No
Expiration Date of Collective-Bargaining Agreement	[1],[5],[6]	Apr. 30, 2017
Multiemployer Plans, Period Contributions, Significance of Contributions			true	true
NJ Carpenters Pension Fund [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number		226174423
Pension Plan Number		001
Pension Protection Act Zone Status	[2]	Yellow	Yellow
FIP/RP Status Pending/Implemented	[3]	Implemented
Contributions		$ 0	$ 0	$ 0
Surcharge Imposed		No
Expiration Date of Collective-Bargaining Agreement	[6]	Apr. 30, 2017
Painters IUPAT [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number		526073909
Pension Plan Number		001
Pension Protection Act Zone Status	[2]	Yellow	Yellow
FIP/RP Status Pending/Implemented	[3]	Implemented
Contributions		$ 1	$ 1	1
Surcharge Imposed		No
Multiemployer Plan, Individually Insignificant Multiemployer Plans [Member]
Multiemployer Plans [Line Items]
Contributions		$ 11	$ 9	$ 12
Nevada Resort Association IATSE Local 720 Retirement Plan [Member]
Multiemployer Plans [Line Items]
Multiemployer Plans, Period Contributions, Significance of Contributions			true	true

[1]	Plan was listed in the pension plans’ Forms 5500 as providing more than 5% of the total contributions for the plan years ended 2015 and 2014. At the date the financial statements were issued, Forms 5500 were not available for the 2016 plan year ending.
[2]	Represents the Pension Protection Act zone status for applicable plan year beginning January 1, except where noted otherwise. The zone status is based on information that the Company received from the plan administrator and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are between 65% and less than 80% funded, and plans in the green zone are at least 80% funded. All plans detailed in the table above utilized extended amortization provisions to calculate zone status.
[3]	Indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented.
[4]	As described in Note 3, in January 2015, the Pension Plan of the UNITE HERE National Retirement Fund voted to expel Caesars Entertainment and its participating subsidiaries from the plan.
[5]	Plan years begin July 1.
[6]	The terms of the current agreement continue indefinitely until either party provides appropriate notice of intent to terminate the contract.